Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary Of Significant Accounting Policies Tables
Schedule of weighted average number of common shares outstanding

Earnings per common share have been computed based on the following:

	December 31,
	2014	2013

Net income	$2,249	$55

Average number of common shares outstanding	3,218,926	2,884,049
Effect of dilutive options	—	—
Average number of common shares outstanding used to calculate diluted earnings per common share	3,218,926	2,884,049